S-K 1603, SPAC Sponsor; Conflicts of Interest	Oct. 24, 2025
Spac Sponsor And Conflicts Of Interest Line Items
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Peter Ort	Cambium Capital Management LP	Venture Capital Firm	General Partner
	Concord Acquisition Corp II	Special Purpose Acquisition Company	Director
	Digital Asset Acquisition Corp.	Special Purpose Acquisition Company	Principal Executive Officer and Co-Chairman
	Real Asset Acquisition Corp.	Special Purpose Acquisition Company	Principal Executive Officer and Co-Chairman
	Smartleaf Inc.	Software	Director

Jeff Tudor	Tremson Capital Management, LLC	Investment Management	Managing Member
	Inseego Corp	Mobile/Edge Devices	Director
	Concord Acquisition Corp II	Special Purpose Acquisition Company	Chief Executive Officer
	Digital Asset Acquisition Corp.	Special Purpose Acquisition Company	Chief Financial Officer and Co-Chairman
	GCT Semiconductor, Inc.	4G/5G Fabless Semiconductor	Director
	Real Asset Acquisition Corp.	Special Purpose Acquisition Company	Chief Financial Officer and Co-Chairman
	Atlas Merchant Capital, LLC	Asset Management	Operating Partner

Raphael Roettgen	E2MC Advisors LLC and subsidiaries	Investment Firm	Founder and Member
	Prometheus Life Technologies AG	Biotechnology Company	Chief Executive Officer and Director

Eric Zahler	N/A	N/A	N/A

Anders Johnson	N/A	N/A	N/A

Celeste Ford	Stellar Ventures	Investments	Owner and Managing Director
	Stellar Solutions	Aerospace Engineering	Founder and Chair of the Board
	Simpson Manufacturing, Inc.	Building Materials Manufacturer	Director
	Illuminate Ventures Advisory Board	Nonprofit	Director
	University of Notre Dame Board of Trustees	Education	Hesburgh Trustee
	Enterprising Women Advisory Board	Nonprofit	Director